Corporate information - Investment from Crescera Capital (Details) - Investment agreement with Crescera R$ in Thousands, $ in Thousands	Nov. 10, 2022 BRL (R$) shares	Nov. 10, 2022 USD ($) shares
Number of shares issued	3,636,363	3,636,363
Increase in capital	R$ 328,728	$ 58,260